INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of domestic and foreign loss before income taxes

(In thousands)	2024	2023	2022
Domestic - United States	$(32,980)	$144	$(12,359)
Foreign - mainland China and Hong Kong	(5,089)	(26,436)	(25,072)
Total	$(38,069)	$(26,292)	$(37,431)

Schedule of deferred income tax assets and liabilities

	December 31,
(In thousands)	2024	2023
Deferred income tax assets:
Net operating loss carryforwards	$48,548	$42,536
Research and development credit carryforwards	1,386	2,555
Intangible assets	6,204	6,609
Share-based compensation	2,269	6,593
Change in fair value of investments	326	870
Capitalized R&D amortization	2,296	1,773
Lease liability	939	586
Impairment loss of long-term investments	182	182
Write down of inventories	1,007	—
Others	246	254
Valuation allowance for deferred income tax assets	(62,466)	(61,281)
	$937	$677

Deferred income tax liabilities:
Right of use asset	(873)	(598)
Others	(64)	(79)
	$(937)	$(677)

Schedule of reconciliation of provision for income taxes to the federal statutory rate

(In thousands)	2024	2023	2022
Tax benefit at statutory rate of 21%	$7,994	$5,521	$7,860
Attribute expiration	(1,899)	(28,281)	(7,295)
Tax rate differential	(119)	841	1,003
Change in applicable tax rates (1)	—	—	—
Nondeductible expenses	(558)	(1,469)	(1,832)
Research and development bonus deduction	100	121	—
Tax shortfalls from share options	(4,129)	(830)	—
Others	247	314	138
Change in valuation allowance (2)	(1,636)	23,864	(1,854)
	$—	$81	$(1,980)

Note (1) Change in applicable tax rates reflects the reduction of the Company’s deferred tax assets related to the change in the Company’s activities in and the tax laws of certain states.

Note (2) Change in valuation allowance is as follows:

(In thousands)	2024	2023	2022
Balance at January 1	$61,281	$85,505	$83,651
Additions (Reversals)	3,535	4,417	9,149
Decrease from attribute expiration	(1,899)	(28,281)	(7,295)
Foreign currency translation adjustment	(451)	(360)	—
Balance at December 31	$62,466	$61,281	$85,505

Schedule of valuation allowance

(In thousands)	2024	2023	2022
Balance at January 1	$61,281	$85,505	$83,651
Additions (Reversals)	3,535	4,417	9,149
Decrease from attribute expiration	(1,899)	(28,281)	(7,295)
Foreign currency translation adjustment	(451)	(360)	—
Balance at December 31	$62,466	$61,281	$85,505

Schedule of reconciliation of gross unrecognized tax benefits

(In thousands)	2024	2023	2022
Unrecognized tax benefits balance at January 1	$948	$997	$1,440
Reductions for tax positions of prior periods	(390)	(49)	(443)
Additions for tax positions of current period	—	—	—
Unrecognized tax benefits balance at December 31	$558	$948	$997